Earnings per share - Narrative (Details) - £ / shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	435	368	282
Weighted average number of ordinary shares outstanding (in shares)	16,985	17,300	17,200
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in GBP per share)	£ 0.84
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in GBP per share)	£ 1.66
Employee share schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	688	719
Employee share schemes | Weighted average
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Decrease) increase in number of shares outstanding (in shares)	(315)	100
Anti-dilutive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average number of ordinary shares outstanding (in shares)	5	69